Shareholder Report, Line Graph (Details) DFEH_Dimensional VA Global Moderate Allocation Portfolio_Institutional_TSR Annual {Institutional} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name											Dimensional VA Global Moderate Allocation Portfolio – Institutional
Accumulated Value	$ 19,483	$ 15,922	$ 14,913	$ 16,883	$ 13,364	$ 12,931	$ 11,965	$ 11,947	$ 10,344	$ 10,000	$ 22,127
S&P Global BMI Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Global BMI Index (net div.)
Accumulated Value	23,045	17,435	15,947	20,105	14,576	13,994	12,499	12,645	10,236	10,000	$ 28,097
VA Global Moderate Allocation Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											VA Global Moderate Allocation Fund Custom Benchmark
Accumulated Value	18,577	15,170	14,119	16,522	13,375	12,837	11,733	11,755	10,209	10,000	$ 21,514
ICE BofA 1-3 Year Global Government Index (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA 1-3 Year Global Government Index (hedged to USD)
Accumulated Value	$ 11,637	$ 11,000	$ 10,643	$ 10,977	$ 10,992	$ 10,743	$ 10,328	$ 10,209	$ 10,117	$ 10,000	$ 12,204